Income Taxes - Components of Income Tax Expense (Benefit) from Continuing Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Income taxes	$ 38	$ (7)	$ 153
Commonwealth Edison Co [Member]
Income Taxes [Line Items]
Income taxes	172	177	163
PECO Energy Co [Member]
Income Taxes [Line Items]
Income taxes	12	(30)	65
Baltimore Gas and Electric Company [Member]
Income Taxes [Line Items]
Income taxes	(35)	41	79
Pepco Holdings LLC [Member]
Income Taxes [Line Items]
Income taxes	42	(77)	38
Potomac Electric Power Company [Member]
Income Taxes [Line Items]
Income taxes	15	(7)	16
Delmarva Power & Light Company [Member]
Income Taxes [Line Items]
Income taxes	42	(25)	22
Atlantic City Electric Company [Member]
Income Taxes [Line Items]
Income taxes	(13)	(41)	0
Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Current	(152)	(180)	(143)
Deferred	89	10	139
Investment Tax Credit	(2)	(3)	(3)
Internal Revenue Service (IRS) [Member] | Commonwealth Edison Co [Member]
Income Taxes [Line Items]
Current	(30)	(24)	59
Deferred	113	112	15
Investment Tax Credit	(1)	(2)	(2)
Internal Revenue Service (IRS) [Member] | PECO Energy Co [Member]
Income Taxes [Line Items]
Current	1	(7)	45
Deferred	20	1	20
Investment Tax Credit	0	0	0
Internal Revenue Service (IRS) [Member] | Baltimore Gas and Electric Company [Member]
Income Taxes [Line Items]
Current	(18)	4	(51)
Deferred	34	10	95
Investment Tax Credit	0	0	0
Internal Revenue Service (IRS) [Member] | Pepco Holdings LLC [Member]
Income Taxes [Line Items]
Current	18	25	43
Deferred	(52)	(129)	(34)
Investment Tax Credit	(1)	(1)	(1)
Internal Revenue Service (IRS) [Member] | Potomac Electric Power Company [Member]
Income Taxes [Line Items]
Current	22	40	16
Deferred	(17)	(62)	(6)
Investment Tax Credit	0	0	0
Internal Revenue Service (IRS) [Member] | Delmarva Power & Light Company [Member]
Income Taxes [Line Items]
Current	2	(13)	29
Deferred	(14)	(20)	(21)
Investment Tax Credit	0	0	0
Internal Revenue Service (IRS) [Member] | Atlantic City Electric Company [Member]
Income Taxes [Line Items]
Current	1	(4)	(3)
Deferred	(26)	(43)	(6)
Investment Tax Credit	0	0	0
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Current	(46)	(37)	(44)
Deferred	149	203	204
State and Local Jurisdiction [Member] | Commonwealth Edison Co [Member]
Income Taxes [Line Items]
Current	(41)	(27)	(5)
Deferred	131	118	96
State and Local Jurisdiction [Member] | PECO Energy Co [Member]
Income Taxes [Line Items]
Current	0	0	0
Deferred	(9)	(24)	0
State and Local Jurisdiction [Member] | Baltimore Gas and Electric Company [Member]
Income Taxes [Line Items]
Current	0	0	0
Deferred	(51)	27	35
State and Local Jurisdiction [Member] | Pepco Holdings LLC [Member]
Income Taxes [Line Items]
Current	0	(5)	3
Deferred	77	33	27
State and Local Jurisdiction [Member] | Potomac Electric Power Company [Member]
Income Taxes [Line Items]
Current	1	0	0
Deferred	9	15	6
State and Local Jurisdiction [Member] | Delmarva Power & Light Company [Member]
Income Taxes [Line Items]
Current	1	0	0
Deferred	53	8	14
State and Local Jurisdiction [Member] | Atlantic City Electric Company [Member]
Income Taxes [Line Items]
Current	0	0	0
Deferred	$ 12	$ 6	$ 9